Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	¥ 16,507		¥ 5,051		¥ (11,506)
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	1,615		1,522		775
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(542)		(45)		(241)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	223		827		(119)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	487		(585)		457
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(2,075)		(6,043)		3,851
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	559		553		413
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	3,030		5,385		(4,349)
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0
Gains (losses) recognized in income on hedged item	0		0		0
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	4,142		9,533		(19,805)
Gains (losses) recognized in income on hedged item	(4,068)		(8,990)		18,955
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(37,997)		(5,032)		3,656
Gains (losses) recognized in income on hedged item	37,659		3,591		(3,294)
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Life insurance premiums and related investment income/Other (income)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	5		438		(187)
Gains (losses) recognized in income on hedged item	89		(356)		244
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(63,922)		(15,840)		13,489
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in foreign currencies | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in foreign currencies | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in foreign currencies | Write-downs of securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income					0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in foreign currencies | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative	(28,498)		(27,128)		15,273
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	1,673		3,181		4,595
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	5		21
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Write-downs of securities
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income					2,759
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	(104)		1,145		1,594
Nondesignated | Interest rate swap agreements | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	6		7		7
Nondesignated | Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(22)		(13)		159
Nondesignated | Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[1]	0	[2]	0	[3]
Nondesignated | Futures | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0
Nondesignated | Futures | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	186		6,980		(1,843)
Nondesignated | Futures | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1,075)	[1]	(9,412)	[2]	1,257	[3]
Nondesignated | Foreign exchange contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,308		2,085		4,803
Nondesignated | Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	38,330		12,814		(1,840)
Nondesignated | Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	20,254	[1]	(215)	[2]	204	[3]
Nondesignated | Credit derivatives held | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0
Nondesignated | Credit derivatives held | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(1)		1		(6)
Nondesignated | Credit derivatives held | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0	[1]	0	[2]	0	[3]
Nondesignated | Options held/written and other | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	0		0		0
Nondesignated | Options held/written and other | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(749)		(2,419)		4,481
Nondesignated | Options held/written and other | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ 0	[1]	¥ (598)	[2]	¥ 402	[3]

[1]	Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2022 (see Note 24 “Life Insurance Operations”).
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2021 (see Note 24 “Life Insurance Operations”).
[3]	Futures, foreign exchange contracts and options held/written and other in the above table include gains (losses) arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2020 (see Note 24 “Life Insurance Operations”).